CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	209,354,819	209,354,819	161,024,239
Common stock, shares issued (in shares)	209,354,819	209,354,819	161,024,239
Common stock, shares outstanding (in shares)	209,354,819	209,354,819	161,024,239